Equity - Share options, range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	4,149,639	4,116,149	5,133,461
Weighted average remaining contractual life	5 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 7.05	$ 2.92	$ 2.45
Number options exercisable (in shares) | shares	1,047,065
Weighted average exercise price of options exercisable (in usd per share)	$ 2.62
Bottom of range | Property
Disclosure of range of exercise prices of outstanding share options [line items]
Right-of-use assets, useful lives (in years)	1 year
Top of range | Property
Disclosure of range of exercise prices of outstanding share options [line items]
Right-of-use assets, useful lives (in years)	7 years
$0.96 - $1.49
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	160,408
Weighted average remaining contractual life	2 years 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 1.41
Number options exercisable (in shares) | shares	160,408
Weighted average exercise price of options exercisable (in usd per share)	$ 1.41
$0.96 - $1.49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	0.96
$0.96 - $1.49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 1.49
$2.00 - $2.36
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	389,917
Weighted average remaining contractual life	2 years 4 months 24 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.18
Number options exercisable (in shares) | shares	389,917
Weighted average exercise price of options exercisable (in usd per share)	$ 2.18
$2.00 - $2.36 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	2.00
$2.00 - $2.36 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 2.36
$2.85 - $3.16
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	421,224
Weighted average remaining contractual life	4 years 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.93
Number options exercisable (in shares) | shares	151,503
Weighted average exercise price of options exercisable (in usd per share)	$ 2.91
$2.85 - $3.16 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	2.85
$2.85 - $3.16 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 3.16
$3.20 - $4.70
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,392,171
Weighted average remaining contractual life	4 years 10 months 24 days
Weighted average exercise price of options outstanding (in usd per share)	$ 3.46
Number options exercisable (in shares) | shares	345,237
Weighted average exercise price of options exercisable (in usd per share)	$ 3.56
$3.20 - $4.70 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	3.20
$3.20 - $4.70 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 4.70
$10.64 - $15.79
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,785,919
Weighted average remaining contractual life	6 years 3 months 18 days
Weighted average exercise price of options outstanding (in usd per share)	$ 12.39
Number options exercisable (in shares) | shares	0
Weighted average exercise price of options exercisable (in usd per share)	$ 0
$10.64 - $15.79 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	10.64
$10.64 - $15.79 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 15.79